Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Revenues			$ 329,119
Costs of revenue			(338,110)
Gross loss			(8,991)
Service income			3,244
Service expenses			(5,497)
Selling expenses			(63,089)
General and administrative expenses			(43,703)
Provision for doubtful accounts			(32,321)
Impairment loss on intangible assets			(18,447)
Financial expenses			88
Other income			1,261
Other expenses			(275)
Provision for income tax expense			844
Loss on disposal of discontinued operations			(82,579)
Net loss from discontinued operations			$ (251,153)